Other, net (Tables)	12 Months Ended
Dec. 31, 2023
Other, net
Schedule of details about components of other income expense
(a)	This caption is made up as follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Other income
Income from the sale of the investment in Contacto Corredores de Seguro S.A., note 1(d)	41,523	—	—
Sale of supplies and merchandise to third parties	30,611	44,392	33,014
Reversal for impairment of spare parts and supplies, note 8(b)	19,409	22,394	17,266
Income from transfer of ownership of mining rights, note 1(d)	9,843	8,455	—
Changes in the provision for exploration projects, note 15(b)	7,794	—	—
Sale of services to third parties	3,049	2,277	10,473
Income from previous years	4,528	3,218	2,505
Sale of supplies to related parties, note 32(a)	1,104	179	169
Sale of assets to third parties	632	791	685
Additional income from sale of investments	245	1,577	—
Insurance recovery	—	881	357
Changes in provision for mine closure, note 15(b)	—	302	—
Changes in provision for environmental liabilities (c)	—	228	—
Income from dividends in other investments	—	205	3,350
Insurance claim recovery (b)	—	—	2,358
Other	1,083	976	507
	119,821	85,875	70,684
Other expenses
Cost of sales of spare parts, supplies and goods to third parties	(34,601)	(45,520)	(35,831)
Provision for impairment of spare parts and supplies, note 8(b)	(20,478)	(22,533)	(22,394)
Liability related to the tax claim for the years 2009-2010, note 31(d)	(9,598)	—	—
Changes in environmental liabilities provision (c)	(9,019)	—	(15,533)
Administrative fines of environmental and security contingencies (d)	(6,528)	(569)	(977)
Personnel expenses	(4,951)	(379)	(5,645)
Disposal cost of the sale of Contacto Corredores de Seguros S.A investment, note 1(d)	(2,889)	—	—
Cost of sales of services to third parties	(2,888)	(6,591)	(10,440)
Withdrawals and disposals of property, machinery and equipment, note 11(a)	(1,348)	(3,924)	(1,909)
Disposal cost of the sale of Minera Julcani (México) investment, note 1(d)(vi)	(690)	—	—
Expenses from previous years	(700)	(1,296)	(1,520)
Withdrawals and disposals of property, machinery and equipment, note 11(a)	(418)	(13)	(119)
Net loss on transfer of contractual transfer, note 1(e)	—	(2,000)	—
Fines and interest related to contingencies	—	(1,612)	—
Changes in provisions for exploration projects, note 15(b)	—	(13,631)	(2,030)
Allowance for expected credit losses, note 7(h)	—	(253)	(409)
Penalty of account receivable for tax claim, note 31(d)	—	(2,322)	—
Disposal cost of sale of supplies and merchandise to related parties	—	—	(72)
Other	(740)	(317)	(3,065)
	(94,848)	(100,960)	(99,944)
	24,973	(15,085)	(29,260)

See related accounting policies in Note 2.4(x).

(b)	During 2023 and 2022, there were no collections related to indemnity for the insurance claim.

In August 2021, collections correspond to the income of the subsidiary El Brocal related to the indemnity for the insurance claim of US$2,358,000 as a result of the insurance compensation for the damage suffered by the act of vandalism, which occurred in December 2020. On September 3, 2021, the amount was fully collected.

(c)

During 2023 and 2021, the subsidiary El Brocal updated its closure plan for environmental liabilities of Santa Bárbara and Delta Ulpamayo. For the preparation of the Santa Bárbara closure plan, the collaboration of a specialized external company was assigned.

As of December 31, 2023, the total budget of both environmental liabilities amounts to US$13,587,000, which was discounted using a rate in a range of 4.984 to 5.641 percent over a period of 6 years, resulting in an updated liability amounting to US$12,401,000 (US$11,460,000 as of December 31, 2022).

(d)

Corresponds mainly to environmental fines charged to the subsidiary El Brocal by the Environmental Assessment and Audit Organism (OEFA by its acronym in Spanish) related with the inspections performed per expedient of the years 2017, 2019 and 2021.